Deposits, Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of Time Deposits [Abstract]
2025	$ 333,932
2026	53,682
2027	4,516
2028	1,263
2029	362
Thereafter	133
Total time deposits	393,888	$ 379,123
Brokered deposits	$ 48,395	$ 64,893